Note 15 - Derivative Liability (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Jul. 31, 2014
Amortization debt discount	$ 0	$ 275,176	$ 275,176	$ 340,568
Derivative Financial Instruments, Liabilities
Liabilities, Fair Value Disclosure, Recurring			$ 0	$ 819,922
Debt Discount					$ 825,529